Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in assets and liabilities:
Net cash used in operating activities	$ (4,883,016)	$ (3,649,470)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,710)	(7,925)
Net cash used in investing activities	(1,710)	(7,925)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	680,998
Repayments of long-term bank loans	(33,240)	(30,518)
Loans from related parties	6,583,816	4,237,928
Repayment of loans from related parties	(2,521,852)	(10,602)
Net cash provided by financing activities	4,709,722	4,196,808
Effect of exchange rate changes	105,887	(548,908)
Net decrease in cash	(69,117)	(9,495)
Cash, at beginning of the period	150,334	194,113
Cash, at end of the period	81,217	184,618
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	2,212	3,696
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share-based compensation (note 15)	7,384,559	6,856,485
Conversion of convertible notes	154,102
Share of loss from equity method investment (note 12)	$ 319,017